Schedule II Footnotes (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended			3 Months Ended	12 Months Ended
	Mar. 14, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2009 Variable interest entity, not primary beneficiary Paradise Restaurant Group, LLC	Dec. 31, 2011 T-Bird	Sep. 26, 2011 T-Bird	Feb. 19, 2009 T-Bird	Dec. 31, 2011 Recovery of note receivable from affiliated entity T-Bird	Dec. 31, 2011 Recovery of note receivable from affiliated entity T-Bird	Dec. 31, 2012 Valuation allowance on deferred income tax assets		Dec. 31, 2011 Valuation allowance on deferred income tax assets	Dec. 31, 2010 Valuation allowance on deferred income tax assets	Dec. 31, 2012 Valuation allowance on deferred income tax assets Additional Paid-In Capital
Valuation and Qualifying Accounts Disclosure [Line Items]
Proceeds from sale of property, fixtures and equipment	$ 192,900,000	$ 1,799,000	$ 1,255,000	$ 3,971,000	$ 1,190,000	$ 462,000	$ 2,000,000
Valuation allowance on deferred tax assets in Additional paid-in capital				44,540,000	(20,085,000)	6,204,000							44,260,000	[1]	12,948,000	3,909,000	15,800,000
Litigation settlement, gross								33,300,000
Principal balance plus accrued and unpaid interest									33,200,000	33,300,000
Recovery of note receivable from affiliated entity				$ 0	$ (33,150,000)	$ 0					$ 33,200,000	$ 33,200,000

[1]	The charges to the valuation allowance for the year ended December 31, 2012 were primarily due to the tax benefits associated with tax goodwill related to the joint venture and limited partnership interests purchased and the deferred gain recorded for the Sale-Leaseback Transaction. Of the aggregate charges, $15.8 million was recorded in Additional paid-in capital.